Components of accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2024
Components Of Accumulated Other Comprehensive Loss
Components of accumulated other comprehensive loss

24. Components of accumulated other comprehensive loss

a.	An analysis of the accumulated other comprehensive loss for the years ended December 31, 2024 and 2023 is as follows:

	Remeasurements of employee benefits		Derivative and non-derivative financial instruments		Exchange differences on the translation of foreign operations		Total
Other comprehensive loss:
Balances as of December 31, 2022	US$	(547)	US$	(109)	US$	(144,653)	US$	(145,309)
Comprehensive (loss) income of the year		(107)		(1,175)		749		(533)
Benefit income tax deferred		32		362		—		394
Net balances as of December 31, 2023		(622)		(922)		(143,904)		(145,448)
Comprehensive loss of the year		(130)		(394)		(3,879)		(4,403)
Benefit income tax deferred		39		118		—		157
Net balances as of December 31, 2024	US$	(713)	US$	(1,198)	US$	(147,783)	US$	(149,694)

b.	An analysis of the effects of the derivative and non-financial instruments in other comprehensive (loss) income for the years ended December 31, 2024, 2023 and 2022 is as shown on the next page.

	2024		2023		2022
Derivative and non-derivative financial instruments:
Jet fuel Asian call options contracts	US$	(307)	US$	—	US$	—
T-Locks		(117)		—		—
Interest rate Cap		30		(1,175)		336
Total	US$	(394)	US$	(1,175)	US$	336